Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Core Bond Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund
Oppenheimer Main Street Opportunity Fund

Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer New Jersey Municipal Fund
Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Portfolio Series
Oppenheimer Principal Protected Main Street Fund
Oppenheimer Principal Protected Main Street Fund II
   Oppenheimer Principal Protected Main Street Fund III
   Oppenheimer Quest Balanced Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester National Municipals
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund
Limited-Term New York Municipal Fund
Rochester Fund Municipals
Oppenheimer Transition Fund 2010 Fund
Oppenheimer Transition Fund 2015 Fund
Oppenheimer Transition Fund 2020 Fund
Oppenheimer Transition Fund 2030 Fund

                                                  Supplement dated September 13, 2006
                                              to the Statement of Additional Information

This supplement amends the Statement of Additional Information (the "SAI") of each of the above referenced Funds (each a "Fund") and is in addition to any existing supplements to a Fund's SAI.

The following bullet point is added at the end of the list of exceptions in the second paragraph of the section titled "About Your
Account - Fund Account Fees":

o        Accounts held in the Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

September 13, 2007                                                                                       PX0000.021